Goodwill - Schedule of Goodwill (Details) (10-K) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, gross		$ 38,139
Accumulated impairment losses		(6,078)	$ (6,078)
Beginning balance, net	$ 31,049	32,061	27,169
Acquisitions			4,892
Currency translation adjustment	(226)	(1,012)
Ending balance, net	$ 26,277	$ 31,049	$ 32,061